DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES	3 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES	DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES
Deferred revenue and other deferred liabilities consist of the following:

	March 31, 2024	December 31, 2023
	$	$
Deferred revenue related to the U.S. Environmental Protection Agency ("EPA") Clean School Bus Program (Note 6.1)	11,241,959	16,293,067
Deferred liabilities related to the non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project (Note 6.2)	—	1,622,433
Other deferred liabilities	735,011	351,639
Deferred revenue and other deferred liabilities	11,976,970	18,267,139
6 - DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES (CONTINUED)
6.1 U.S. Environmental Protection Agency (EPA) Clean School Bus Program (the "EPA Program")
In May 2022, the EPA announced the availability of $500 million under the first round of funding of the EPA Program, which amount was subsequently increased to $945 million. On April 25, 2023, the EPA announced an additional $400 million through the 2023 grant round under the EPA Program, and on September 28, 2023 the EPA announced an additional $500 million through the 2023 rebate round under the EPA Program. Lion all-electric school buses are eligible under the EPA Program.
Under the first funding round of the EPA Program in which Lion participated directly and indirectly through school districts, once the EPA has reviewed the payment request and confirmed that all required information was included, the EPA issued a rebate payment to the selectee such that payments made under the EPA Program were generally made before delivery of the applicable school bus.
6.2 Non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project
On March 20, 2023, the Company entered into a non-repayable financial contribution agreement under the Project Innovation Program for the Development of a Mobilizing Project. The agreement provides for financing of up to C$26,991,772 until December 31, 2026. On April 21, 2023, the Company received an advance of government assistance of $7,013,566 (C$9,446,572) from Investissement Quebec relating to future vehicle development project costs, of which the full amount has been incurred and recorded as a reduction of intangible assets.